Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Research and development, expenses	$ 6,664		$ 7,207		$ 2,443
General and administrative expenses	2,478		7,355		694
Capital loss	0		10		0
Total operating expenses	9,142		14,572		3,137
Financial expenses (income), net	(40)		2,912		6
Loss before income taxes	9,102		17,484		3,143
Income taxes	1		1		6
Net loss	$ 9,103		$ 17,485		$ 3,149
Basic and diluted net loss per share from continuing operations (in dollars per share)	$ 0.88		$ 3.45		$ 0.63
Weighted-average number of shares outstanding used in computing basic and diluted net loss per share (in shares)	10,323,686	[1]	5,069,466	[1]	4,955,837	[1]

[1]	Retroactively adjusted to reflect the 729:1 share split, which occurred upon consummation of the Reorganization.